CITY NATIONAL ROCHDALE FUNDS

City National Rochdale Emerging Markets Fund

Class N (RIMIX)

Class Y (CNRYX)

Supplement dated January 26, 2018 to the Prospectus dated January 31, 2017, as supplemented, and the Summary Prospectus dated January 31, 2017, as supplemented

The following is added to the “Investment through Mauritius Subsidiary” risk factor in the “Principal Risks of Investing in the Fund” section of the Prospectus and Summary Prospectus:

For U.S. federal income tax purposes, the income, assets and activities of the Mauritius Subsidiary have been treated as those of the Fund. Investments made by the Fund in the Mauritius Subsidiary and distributions by the Mauritius Subsidiary to the Fund have been disregarded as the Mauritius Subsidiary has not been treated as an entity separate from the Fund for those purposes. Correspondingly, investments made by the Mauritius Subsidiary in Indian securities have been treated for those purposes as investments by the Fund, and dividends and distributions received by the Mauritius Subsidiary on these investments have been treated as having been received by the Fund.

It was recently discovered that the Mauritius Subsidiary inadvertently failed to file IRS Form 8832 to elect disregarded entity status. The Fund and Mauritius Subsidiary are seeking private letter ruling relief from the IRS to permit the Mauritius Subsidiary to make a late entity classification election as a disregarded entity, effective as of the date of formation of the Mauritius Subsidiary. While the IRS is authorized to grant such relief and has done so based on different facts and circumstances, there can be no assurance that the requested relief will be granted or when any such relief may be granted.

In order to qualify for treatment as a regulated investment company under the Code, the Fund must, among other requirements, distribute at least 90% of its investment company taxable income and net tax exempt interest income each year. If the private letter ruling relief is not granted and the Mauritius Subsidiary is treated as a corporation for U.S. federal income tax purposes, the Fund would not have satisfied the 90% distribution requirement for treatment as a regulated investment company in certain years. If the Fund was not eligible for treatment as a regulated investment company in any year (including prior years), it would be subject to federal income tax on its net income for that year at corporate rates (without reduction for distributions to shareholders) plus interest and potential penalties, which would be current tax liabilities of the Fund, and the character of income distributed to shareholders could be affected.

***

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNR-SK-032-0100

CITY NATIONAL ROCHDALE FUNDS

City National Rochdale Emerging Markets Fund

Class N (RIMIX)

Class Y (CNRYX)

Supplement dated January 26, 2018 to the Statement of Additional Information dated January 31, 2017, as amended and restated June 2, 2017, as supplemented

The last paragraph of the “Investment Techniques and Risk Considerations - Permitted Investments – Foreign Securities - Investments in India through Mauritius” section of the SAI is deleted and replaced with the following:

For U.S. federal income tax purposes, the income, assets and activities of the Mauritius Subsidiary have been treated as those of the Fund. Investments made by the Fund in the Mauritius Subsidiary and distributions by the Mauritius Subsidiary to the Fund have been disregarded as the Mauritius Subsidiary has not been treated as an entity separate from the Fund for those purposes. Correspondingly, investments made by the Mauritius Subsidiary in Indian securities have been treated for those purposes as investments by the Fund, and dividends and distributions received by the Mauritius Subsidiary on these investments have been treated as having been received by the Fund.

It was recently discovered that the Mauritius Subsidiary inadvertently failed to file IRS Form 8832 to elect disregarded entity status. The Fund and Mauritius Subsidiary are seeking private letter ruling relief from the IRS to permit the Mauritius Subsidiary to make a late entity classification election as a disregarded entity, effective as of the date of formation of the Mauritius Subsidiary. While the IRS is authorized to grant such relief and has done so based on different facts and circumstances, there can be no assurance that the requested relief will be granted or when any such relief may be granted.

In order to qualify for treatment as a regulated investment company under the Code, the Fund must, among other requirements, distribute at least 90% of its investment company taxable income and net tax exempt interest income each year. If the private letter ruling relief is not granted and the Mauritius Subsidiary is treated as a corporation for U.S. federal income tax purposes, the Fund would not have satisfied the 90% distribution requirement for treatment as a regulated investment company in certain years. If the Fund was not eligible for treatment as a regulated investment company in any year (including prior years), it would be subject to federal income tax on its net income for that year at corporate rates (without reduction for distributions to shareholders) plus interest and potential penalties, which would be current tax liabilities of the Fund, and the character of income distributed to shareholders could be affected.

***

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNR-SK-033-0100